Net Income (Loss) per Share (EPS) - Additional Information (Detail) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Anti-dilutive shares excluded from the diluted EPS	2,009,245	7,263,990	8,283,893	7,263,990	7,179,636	25,727,963	9,440,247